Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables
11.
ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
Accrued expenses	550,848	1,200,237	174,018
Accrued rebates	646,723	580,989	84,235
Payroll and welfare payable	526,080	508,598	73,740
Operating lease liabilities - current portion	96,160	59,798	8,670
VAT and surcharges payable	31,307	47,908	6,946
Deposit from customers	21,058	13,129	1,904
Professional service fees	22,885	8,644	1,253
Payable for purchase of fixed assets	21,045	5,359	777
Payable for exercise of share-based awards	2,566	4,402	638
Others	125,925	108,217	15,689
	2,044,597	2,537,281	367,870